Equity (Details) - USD ($)		12 Months Ended
	Apr. 01, 2021	Mar. 31, 2025	Mar. 31, 2024
Equity [Line Items]
Exercise shares	29,526
Price per share (in Dollars per share)	$ 6.25
Percentage of statutory reserve after tax		10.00%
Percentage of reserve out of registered capital		50.00%
Statutory reserves (in Dollars)		$ 867,530	$ 867,530
HFGFR Inc. [Member]
Equity [Line Items]
Shares reissued		1,488,000
Underwriter [Member]
Equity [Line Items]
Shares issued	59,052
Shares returned	29,526
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value (in Dollars per share)		$ 0.01	$ 0.01
Common stock, shares issued		1,488,000
Divided shares		500,000,000
Common stock, shares outstanding		1,488,000
Class A Ordinary Shares [Member] | Wah Fu Education Group Ltd. [Member]
Equity [Line Items]
Common stock, shares authorized		30,000,000
Common stock, par value (in Dollars per share)		$ 0.01
Ordinary Shares [Member] | HFGFR Inc. [Member]
Equity [Line Items]
Redemption of ordinary shares		1,488,000
Ordinary Shares [Member] | Wah Fu Education Group Ltd. [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, shares outstanding		1,488,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.01
Common stock, shares issued		600,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, shares outstanding		2,922,559
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Wah Fu Education Group Ltd. [Member]
Equity [Line Items]
Common stock, shares outstanding		4,410,559